SCHEDULE OF INTANGIBLE ASSETS (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Beginning	£ 860,606	£ 762,170
Additions	28,913	98,436
Write off of intangible assets	(165,635)
Intangible assets, Ending	723,884	860,606	£ 762,170
At December 31, 2023	245,436	209,154
Amortization expense	50,682	36,282	55,046
Write off of intangible assets - amortization	(38,496)
At December 31, 2024	384,762	245,436	209,154
Net book value	466,262	615,170
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Beginning	49,613	49,613
Additions
Write off of intangible assets
Intangible assets, Ending	49,613	49,613	49,613
At December 31, 2023	49,613	46,661
Amortization expense		2,952
Write off of intangible assets - amortization
At December 31, 2024	49,613	49,613	46,661
Net book value
Patents and Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Beginning	810,993	712,557
Additions	28,913	98,436
Write off of intangible assets	(165,635)
Intangible assets, Ending	674,271	810,993	712,557
At December 31, 2023	195,823	162,493
Amortization expense	50,682	33,330
Write off of intangible assets - amortization	(38,496)
At December 31, 2024	335,149	195,823	£ 162,493
Net book value	£ 466,262	£ 615,170